Acquisitions and Other Transactions - Schedule of Business Acquisition, by Acquisition (Details) - Brookfield Infrastructure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Employee compensation costs	$ 15,469	$ 26,956
Advisory fees	0	41,673
Legal and professional expenses	11,511	9,039
Other	6	1,332
Total	$ 26,986	$ 79,000